ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2021
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of acquired finite-lived intangible assets net consist

Acquired intangible assets, net consist of the following:

	September 30,				September 30,
	2021				2020
	RMB				RMB
	Gross				Gross
	Carrying	Accumulated	Impairment	Net	Carrying	Accumulated	Impairment	Net
	Amount	Amortization	Loss	Balance	Amount	Amortization	Loss	Balance
Technology rights for licensed seeds	71,429	(67,655)	—	3,774	71,429	(66,781)	—	4,648
Others	4,739	(4,652)	(87.00)	—	4,739	(4,739)	—	—
Total	76,081	(72,307)	(87.00)	3,774	76,168	(71,520)	—	4,648

Schedule of amortization expense on these intangible assets	Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB
2022	555
2023	532
2024	520
2025	521
2026	521
Thereafter	1,125
Total	3,774